Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 3,292	$ 7,272
Proceeds from debt		1,370
Repayments of debt		(3,719)
Net repayments under short-term loan facilities		(1,661)
Other, net	25	30
Payments of leases	(51)	0
IFRS 16 adoption - January 1, 2019	197
Additional Leases	176
Balance at end of year	3,639	3,292
Notes And Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	3,216	5,389
Repayments of debt		(2,125)
Foreign exchange movements	21	(59)
Other, net	18	11
Balance at end of year	3,255	3,216
Commercial paper / credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year		1,637
Proceeds from debt		1,370
Repayments of debt		(1,370)
Net repayments under short-term loan facilities		(1,661)
Other, net		24
Derivative Instruments Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	76	246
Repayments of debt		(224)
Foreign exchange movements	(21)	59
Other, net	7	(5)
Balance at end of year	62	$ 76
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year
Payments of leases	(51)
IFRS 16 adoption - January 1, 2019	197
Additional Leases	176
Balance at end of year	$ 322